PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Crude oil and natural gas properties
Crude oil and natural gas properties, cost	$ 13,075,987	$ 11,966,258
Crude oil and natural gas properties, depreciation, and impairment	(11,822,482)	(11,513,956)
Crude oil and natural gas properties, net book value	1,253,505	452,302
Other capital assets
Other capital assets, cost	103,355	96,373
Other capital assets, accumulated depletion, depreciation, and impairment	(89,468)	(84,874)
Other capital assets, net book value	13,887	11,499
Property, plant and equipment
Total PP&E, cost	13,179,342	12,062,631
Total PP&E, accumulated depletion, depreciation, and impairment	(11,911,950)	(11,598,830)
Property, plant and equipment	$ 1,267,392	$ 463,801	$ 1,206,783